Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUES
15	REVENUES

Revenues consisted of the following:

	Years Ended December 31,
	2020	2021	2022
Formal education services
-Educational services	207,424	192,383	211,197
-Boarding	15,768	19,248	7,609
-Sale of educational materials	37,865	40,468	21,205
Subtotal	261,057	252,099	240,011
Tuition income from training programs	12,043	17,765	28,521
Education and management service fees	1,849	15,104	30,868
Others	5,238	1,399	995
	280,187	286,367	300,395
Revenue from governments cooperative agreements	26,058	50,947	42,111
	306,245	337,314	342,506